Introduction and overview of Group's risk management - Reconciliation of Level 3 fair value measurements of financial instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing balance at December 31	$ 3,798,600 [1]
Level 3 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in fair value	(7,231)
Foreign exchange translation impact	(54)
Closing balance at December 31	$ 7,285

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).